USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
DEAR STOCKHOLDERS:

  For the third quarter, USF&G Pacholder Fund, Inc. (the "Fund") posted its best quarter of the year with a total return of 6.18%, compared to the CS First Boston High Yield Index (the "Index") total return of 3.75%. On a year-to-date basis through the third quarter, the Fund reported a total return of 13.52%, which is 5.85% above the Index's total return of 7.67%. Keeping with our long standing strategy of being well diversified, the Fund held securities of 113 companies in its portfolio at the end of the quarter. The Fund continues to maintain a higher weighted average coupon than the Index, 11.24% compared to 10.57%, due to our preference to de-emphasize the use of zero-coupon issues, which tend to be some of the more speculative in the high-yield market.

  Interest rates were volatile during the latest period, but ended the quarter about where they began. The 10-year U.S. Treasury Note ended the quarter yield-ing 6.70% and has continued to fall during the month of October. The concern that the Fed would raise short-term interest rates abated during the last few months and this has helped fuel both the bond and stock markets. The Index's spread relative to the comparable U.S. Treasury issues compressed approximately 35 basis points during the quarter to 383 basis points (3.83%) as demand for high-yield bonds was stronger than the supply. The strong performance in the high-yield market so far in 1996 has been fueled by many factors including: an economy growing at a reasonable pace with a controllable level of inflation; record inflows into high-yield mutual funds and strong demand from other buy-side accounts; and an increase in tender/call redemptions and mergers & acqui-sition activity which tends to drive the value of high-yield bonds higher.

  We believe that the condition of the high-yield market is sound, but we re-main cautious going into the fourth quarter. We feel that your Fund is well po-sitioned, sufficiently diversified among issuers and industries, and will be able to take advantage of select value opportunities as we have done in the past.

  The performance of the Fund as compared to the Index is illustrated in the following table.


--------------------------------------------------------------------------------
                           Performance Comparison*
                  (For the periods ended September 30, 1996)
--------------------------------------------------------------------------------
                                                                Since
                                                Nine          Inception**
                                               Months        (Annualized)
--------------------------------------------------------------------------------
USF&G Pacholder Fund, Inc.                     13.52%           12.20%
--------------------------------------------------------------------------------
CS First Boston High Yield Index(TM)            7.67%           11.49%
--------------------------------------------------------------------------------

 *The CS First Boston High Yield Index(TM) is an unmanaged index that is widely used as a measurement of high-yield market performance. These figures assume reinvestment of interest, dividends and capital gains distributions. Past performance is no guarantee of future results.
**Inception date--November 11, 1988.


  We thank you for your support of the Fund and look forward to continuing to serve your investment needs in the future.

Sincerely,

/s/ Anthony L. Longi, Jr.

Anthony L. Longi, Jr.
President

October 25, 1996

USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1996
(UNAUDITED)
--------------------------------------------------------------------------------

                                                            PERCENT
                                         PAR                OF NET
DESCRIPTION                             (000)     VALUE     ASSETS
-------------------------------------------------------------------

CORPORATE DEBT SECURITIES -- 94.7%
AEROSPACE & DEFENSE -- 1.6%
BE Aerospace, Sr Sub Nt,
 9.875%, 2/1/06                         $  500 $    503,750   0.4%
Greenwich Air, Sr Nt,
 10.5%, 6/1/06                             750      770,625   0.7
Sabreliner Corp., Sr Nt,
 12.5%, 4/15/03                            725      623,500   0.5
                                               ------------   ---
                                                  1,897,875   1.6
AUTO PARTS & EQUIPMENT -- 1.7%
APS Inc., Sr Sub Nt,
 11.875%, 1/15/06                          500      542,500   0.5
JPS Automotive Products Corp., Sr Nt,
 11.125%, 6/15/01                        1,350    1,390,500   1.2
                                               ------------   ---
                                                  1,933,000   1.7
BEVERAGE & TOBACCO -- .8%
Cott Corp., Sr Nt,
 9.375%, 7/1/05                          1,000      990,000   0.8
                                               ------------   ---
BROADCAST RADIO & TV -- 4.2%
Argyle Television, Sr Sub Nt,
 9.75%, 11/1/05                            750      751,875   0.6
Granite Broadcasting Corp., Sr Sub Nt,
 10.375%, 5/15/05                        1,100    1,119,250   1.0
Heritage Media, Sr Sec Nt,
 11%, 6/15/02                              500      532,500   0.5
Sinclair Broadcast Group, Sr Sub Nt,
 10%, 9/30/05                            1,500    1,507,500   1.3
Young Broadcasting, Sr Sub Nt,
 9%, 1/15/06                             1,000      940,000   0.8
                                               ------------   ---
                                                  4,851,125   4.2
BUILDING -- 2.1%
Harrow Industries Inc., Sr Sub Deb,
 12.375%, 4/15/02                        1,378    1,364,220   1.2
Triangle Pacific Corp., Sr Nt,
 10.5%, 8/1/03                           1,000    1,050,000   0.9
                                               ------------   ---
                                                  2,414,220   2.1

                                                                     PERCENT
                                                  PAR                OF NET
DESCRIPTION                                      (000)     VALUE     ASSETS
----------------------------------------------------------------------------

BUSINESS SERVICES &
EQUIPMENT -- 6.5%
Day International Group Inc., Sr Sub Nt,
 11.125%, 6/1/05                                 $1,000 $  1,031,250   0.9%
Iron Mountain Inc., Sr Sub Nt,
 10.125%, 10/1/06                                   250      256,250   0.2
Knoll Inc., Sr Sub Nt,
 10.875%, 3/15/06                                 1,000    1,061,250   0.9
National Fiberstock, Sr Nt,
 11.625%, 6/15/02/2/                              1,000    1,027,500   0.9
Pierce Leahy Corp, Sr Sub Nt,
 11.125%, 7/15/06/2/                                750      800,625   0.7
San Jacinto Holdings, Sr Sub Nt,
 12%, 12/31/02                                    2,823    2,088,724   1.8
United Stationer Supplies, Sr Nt,
 12.75%, 5/1/05                                   1,250    1,356,250   1.1
                                                        ------------   ---
                                                           7,621,849   6.5
CABLE TELEVISION -- 4.9%
Cablevision Systems Corp., Sr Sub Nt,
 9.25%, 11/1/05                                     500      485,000   0.4
Cablevision Systems Corp., Sr Sub Nt,
 10.5%, 5/15/16                                   1,000    1,015,000   0.9
Comcast Corporation, Sr Sub Nt,
 9.125%, 10/15/06                                 1,000      993,750   0.9
Fundy Cable Ltd., Sr Nt,
 11%, 11/15/05                                    1,000    1,045,000   0.9
Jones Intercable, Sr Sub Nt,
 11.5%, 7/15/04                                   1,000    1,093,750   0.9
Rifkin Acq. Partners LP, Sr Sub Nt,
 11.125%, 1/15/06                                 1,000    1,035,000   0.9
                                                        ------------   ---
                                                           5,667,500   4.9
CHEMICALS/PLASTIC -- 7.7%
Applied Extrustion Technologies Inc.,
 Sr Unsecd Nt, 11.5%, 4/1/02                      1,500    1,543,125   1.3
Berry Plastics Corp., Sr Sub Nt,
 12.25%, 4/15/04                                  1,400    1,512,000   1.3
Calmar Inc., Deb,
 11.5%, 8/1/05                                    1,500    1,530,000   1.3
Envirodyne Industries, Sr Nt,
 12%, 6/15/00                                     1,000    1,062,500   0.9
Plastic Specialties & Technologies Inc., Sr Nt,
 11.25%, 12/1/03                                  1,000    1,000,000   0.9
Portola Packaging Inc., Sr Nt,
 10.75%, 10/1/05                                  1,250    1,312,500   1.1
Printpack Inc., Sr Sub Nt,
 10.625%, 8/15/06/2/                              1,000    1,025,000   0.9
                                                        ------------   ---
                                                           8,985,125   7.7

--------------------------------------------------------------------------------

USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 1996
(UNAUDITED)
--------------------------------------------------------------------------------

                                                               PERCENT
                                            PAR                OF NET
DESCRIPTION                                (000)     VALUE     ASSETS
----------------------------------------------------------------------

CLOTHING & TEXTILE -- 3.7%
Ithaca Industries, Sr Sub Nt,
 11.125%, 12/15/02/1/,/3/                  $  300 $    145,500   0.1%
PT Polysindo, Co Guarantee,
 11.375%, 6/15/06                           1,000    1,046,250   0.9
Synthetic Industries Inc., Deb,
 12.75%, 12/1/02                            1,500    1,620,000   1.4
Tultex Corp, Sr Nt,
 10.625%, 3/15/05                           1,000    1,050,000   0.9
US Leather Inc., Sr Nt,
 10.25%, 7/31/03                              500      405,000   0.4
                                                  ------------   ---
                                                     4,266,750   3.7
CONGLOMERATE -- 1.4%
Interlake Corp., Sr Sub Deb,
 12.125%, 3/1/02                            1,150    1,196,000   1.0
Siebe Inc., Sr Sec Nt,
 11.22%, 1/29/01/4/                           435      434,682   0.4
                                                  ------------   ---
                                                     1,630,682   1.4
COSMETICS/TOILETRIES -- 2.6%
Chattem Inc., Sr Sub Nt,
 12.75%, 6/15/04                            1,200    1,251,000   1.0
JB Williams Holdings Inc., Sr Nt,
 12%, 3/1/04                                1,000    1,000,000   0.9
Remington Products, Sr Sub Nt,
 11%, 5/15/06/2/                              750      757,500   0.7
                                                  ------------   ---
                                                     3,008,500   2.6
DRUGS -- .6%
Twin Labs, Sr Sub,
 10.25%, 5/15/06/2/                           750      753,750   0.6
                                                  ------------   ---
ECOLOGICAL SERVICES &
EQUIPMENT -- 1.9%
ICF Kaiser International Inc., Sr Sub Nt,
 13%, 12/31/03                              1,500    1,440,000   1.2
Norcal Waste, Sr Nt,
 12.5%, 11/15/05                              750      813,750   0.7
                                                  ------------   ---
                                                     2,253,750   1.9
ELECTRONICS/ELECTRIC -- 1.1%
Communications & Power Industries,
 Sr Sub Nt, 12%, 8/1/05                     1,000    1,087,500   0.9
Plantronics Inc., Sr Nt,
 10%, 1/15/01                                 260      266,500   0.2
                                                  ------------   ---
                                                     1,354,000   1.1

                                                            PERCENT
                                         PAR                OF NET
DESCRIPTION                             (000)     VALUE     ASSETS
-------------------------------------------------------------------

EQUIPMENT LEASING -- 1.1%
Coinmach Corp., Sr Nt,
 11.75%, 11/15/05                       $1,250 $  1,331,250   1.1%
                                               ------------   ---
FARMING & AGRICULTURE -- 1.7%
Darling International Inc., Sr Sub Nt,
 11%, 7/15/00                            2,000    1,940,000   1.7
                                               ------------   ---
FINANCIAL INTERMEDIARIES -- .9%
Amresco Inc., Sr Nt,
 8.75%, 7/1/99                           1,000    1,000,000   0.9
                                               ------------   ---
FOOD/DRUG RETAILERS -- 4.3%
Bruno's Inc., Sr Sub Nt,
 10.5%, 8/1/05                           1,500    1,537,500   1.3
Great American Cookie Co., Sr Nt,
 10.875%, 1/15/01                          650      540,313   0.5
Jitney Jungle Stores, Sr Nt,
 12%, 3/1/06                               900      955,125   0.8
P&C Food Markets Inc., Deb,
 11.5%, 10/15/01                         1,000      905,000   0.8
Smith's Food/Drug, Sr Sub,
 11.25%, 5/15/07                         1,000    1,065,000   0.9
                                               ------------   ---
                                                  5,002,938   4.3
FOOD SERVICE -- 3.3%
Beatrice Foods Inc., Sr Sub Nt,
 12%, 12/1/01/1/,/3/                     2,500    1,100,000   0.9
Carrols Corp., Sr Nt,
 11.5%, 8/15/03                          1,500    1,563,750   1.3
Host Marriott Travel Plaza, Sr Nt,
 9.5%, 5/15/05                           1,250    1,250,000   1.1
                                               ------------   ---
                                                  3,913,750   3.3
FOREST PRODUCTS -- 4.0%
APP International Finance, Gtd Sec Nt,
 11.75%, 10/1/05                         1,000    1,046,250   0.9
Florida Coast Paper, 1st Mtg,
 12.75%, 6/1/03/2/                       1,000    1,080,000   0.9
Repap Wisconsin Inc., Sr Sec Nt,
 9.25%, 2/1/02                           1,000    1,007,500   0.9
Stone Container Corp., 1st Mtg Bond,
 10.75%, 10/1/02                           500      521,250   0.4
Stone Container Corp., Sr Nt,
 11.875%, 8/1/16/2/                      1,000    1,042,500   0.9
                                               ------------   ---
                                                  4,697,500   4.0

--------------------------------------------------------------------------------

USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 1996
(UNAUDITED)
--------------------------------------------------------------------------------

                                                          PERCENT
                                       PAR                OF NET
DESCRIPTION                           (000)     VALUE     ASSETS
-----------------------------------------------------------------

HEALTH CARE -- 5.0%
Dade International Inc., Sr Sub,
 11.125%, 5/1/06/2/                   $  750 $    802,500   0.7%
Grancare Inc., Sr Sub Nt,
 9.375%, 9/15/05                       1,250    1,307,813   1.0
Maxxim Medical, Sr Sub,
 10.5%, 8/1/06/2/                      1,000    1,035,000   0.9
Ornda Healthcorp, Sr Sub Nt,
 11.375%, 8/15/04                      1,000    1,115,000   1.0
Prime Succession Acquisitions Corp.,
 Sr Sub Nt, 10.75%, 8/15/04/2/           500      527,500   0.5
Regency Health Services, Sr Sub,
 9.875%, 10/15/02                      1,000    1,001,250   0.9
                                             ------------   ---
                                                5,789,063   5.0
HOME FURNISHING -- .3%
Shop Vac Corp., Sr Sec Nt,
 10.625%, 9/1/03/2/                      350      360,063   0.3
                                             ------------   ---
HOTEL & CASINOS -- 7.6%
Alliance Gaming, Sr Secd Nt,
 12.875%, 6/30/03                        900      931,500   0.8
Argosy Gaming, 1st Mtg,
 13.25%, 6/1/04/2/                       500      500,000   0.4
Casino Magic, 1st Mtg,
 13%, 8/15/03/2/                         900      914,625   0.8
Courtyard by Marriott, Sr Nt,
 10.75%, 2/1/08                        1,000    1,022,500   0.9
El Dorado Resorts, Sr Sub Nt,
 10.5%, 8/15/06/2/                       500      516,250   0.4
GNF Corp (Bally Grand), 1st Mtg,
 10.625%, 4/1/03                       1,500    1,623,750   1.4
HMC Acquisition Properties, Sr Nt,
 9%, 12/15/07                            750      712,500   0.6
Majestic Star Casino, Sr Nt,
 12.75%, 5/15/03/2/                      500      547,500   0.5
Santa Fe Hotel Inc., 1st Mtg,
 11%, 12/15/00                           500      335,000   0.3
Showboat Marina, 1st Mtg,
 13.5%, 3/15/03                          500      540,000   0.5
Trump Atlantic City, 1st Mtg,
 11.25%, 5/1/06                        1,250    1,234,375   1.0
                                             ------------   ---
                                                8,878,000   7.6

                                                             PERCENT
                                          PAR                OF NET
DESCRIPTION                              (000)     VALUE     ASSETS
--------------------------------------------------------------------

INDUSTRIAL EQUIPMENT -- 2.3%
Clark-Schwebel, Sr Nt,
 10.5%, 4/15/06                          $  500 $    517,500   0.4%
Specialty Equipment Inc., Sr Sub Deb,
 11.375%, 12/1/03                         1,750    1,863,750   1.6
Tokheim Corp., Sr Sub Nt,
 11.5%, 8/1/06/2/                           250      263,125   0.3
                                                ------------   ---
                                                   2,644,375   2.3
INSURANCE -- .8%
Riverside Group Inc., Sub Nt,
 13%, 9/30/99/4/                          1,000      900,000   0.8
                                                ------------   ---
LEISURE -- 6.6%
Alliance Entertainment, Sr Sub Nt,
 11.25%, 7/15/05                          1,300    1,222,000   1.0
Doane Products Co., Sr Nt,
 10.625%, 3/1/06                          1,000    1,028,750   0.9
E&S Holdings Corp., Sr Sub Nt,
 10.375%, 10/1/06/2/                        500      510,625   0.4
Guitar Center, Sr Nt,
 11%, 7/1/06/2/                             500      520,000   0.4
Hines Horticulture, Sr Sub Nt,
 11.75%, 10/15/05                         1,500    1,575,000   1.4
Selmer Company, Sr Sub Nt,
 11%, 5/15/05                             1,500    1,584,375   1.4
United Artists, Sr Nt,
 11.5%, 5/1/02                            1,250    1,321,875   1.1
                                                ------------   ---
                                                   7,762,625   6.6
NON-FERROUS METALS -- 2.7%
Easco Corp., Sr Nt,
 10%, 3/15/01                             1,000    1,001,250   0.9
Magma Copper Co., Sr Sub Nt,
 12%, 12/15/01                            1,000    1,069,550   0.9
Renco Metals Inc., Sr Nt,
 11.5%, 7/1/03                            1,000    1,045,000   0.9
                                                ------------   ---
                                                   3,115,800   2.7
OIL & GAS -- 3.9%
Giant Industries Inc., Sr Sub Nt,
 9.75%, 11/15/03                          1,000    1,007,500   0.9
KCS Energy Inc., Sr Nt,
 11%, 1/15/03                               500      541,250   0.5
Petro PSC Properties, Sr Nt,
 12.5%, 6/1/02                            1,500    1,500,000   1.2
Transamerica Refining, 1st Mtg,
 16.5%, 2/15/02                             650      620,750   0.5
United Refining Corp., Sr Nt w/warrant,
 13.5%, 12/31/03                          1,000      900,000   0.8
                                                ------------   ---
                                                   4,569,500   3.9

--------------------------------------------------------------------------------

USF&G PACHOLDER FUND, INC.
-------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONCLUDED)
SEPTEMBER 30, 1996
(UNAUDITED)
-------------------------------------------------------------------------------

                                                         PERCENT
                                      PAR                OF NET
DESCRIPTION                          (000)     VALUE     ASSETS
----------------------------------------------------------------

PUBLISHING -- .4%
Adams Outdoor Advertising, Sr Nt,
 10.75%, 3/15/06                     $  500 $    517,500   0.4%
                                            ------------  ----
RETAILERS -- .9%
Herff Jones Inc., Sr Sub Nt,
 11%, 8/15/05                         1,000    1,050,000   0.9
                                            ------------  ----
STEEL -- 2.1%
Algoma Steel, 1st Mtg,
 12.375%, 7/15/05                     1,000    1,040,000   0.9
Gulf States Steel, 1st Mtg,
 13.5%, 4/15/03                         500      447,500   0.3
NS Group Inc., Sr Nt,
 13.5%, 7/15/03                       1,000    1,000,000   0.9
                                            ------------  ----
                                               2,487,500   2.1
TRANSPORTATION -- 3.1%
Moran Transport Co., 1st Mtg Nt,
 11.75%, 7/15/04                      1,000    1,047,500   0.9
Trism Inc., Sr Sub Nt,
 10.75%, 12/15/00                     1,400    1,337,000   1.1
Teekay Shipping, Sr Sec Nt,
 9.625%, 7/15/03                      1,250    1,287,500   1.1
                                            ------------  ----
                                               3,672,000   3.1
TELECOMMUNICATIONS/CELLULAR
COMMUNICATION -- 2.9%
Brooks Fiber Properties, Sr Dis Nt,
 0%, 3/1/06                             500      307,500   0.3
Metrocall Inc., Sr Sub Nt,
 10.375%, 10/1/07                     1,250    1,056,250   0.9
Nextlink Communications, Sr Nt,
 12.5%, 4/15/06                       1,000    1,035,000   0.9
Teleport Communications, Sr Nt,
 9.875%, 7/1/06                         500      512,500   0.4
Vanguard Cellular, Deb,
 9.375%, 4/15/06                        500      496,250   0.4
                                            ------------  ----
                                               3,407,500   2.9
                                            ------------  ----
TOTAL CORPORATE DEBT SECURITIES
 (amortized cost $108,324,706)               110,667,490  94.7
                                            ------------  ----

                                                 SHARES/               PERCENT
                                                   PAR                 OF NET
DESCRIPTION                                       (000)     VALUE      ASSETS
------------------------------------------------------------------------------

EQUITY INVESTMENTS -- .2%
Data Documents, Common Stock, 7/15/02/1/         22,596  $    237,258     0.2%
Gulf States Steel, Warrants, 4/15/03/1/             500           250     0.0
ICF Kaiser International, Warrants, 12/31/98/1/   7,200         2,700     0.0
Sabreliner Corp., Warrants 4/15/03/1/               500         2,500     0.0
San Jacinto Holdings, Common Stock/1/             2,246         8,985     0.0
                                                         ------------   -----
TOTAL EQUITY INVESTMENTS
 (cost $2,535)                                                251,693     0.2
                                                         ------------   -----
COMMERCIAL PAPER -- 4.1%
American General Finance,
 5%, 10/2/96                                     $1,000       999,861     1.0
American General Finance,
 5.33%, 10/9/96                                     500       499,408     0.4
Ford Motor Credit, 5.42%, 10/2/96                   600       599,910     0.5
Ford Motor Credit, 5.26%, 10/4/96                   500       499,781     0.4
Ford Motor Credit, 5.32%, 10/9/96                   600       599,291     0.5
General Electric Capital Corp.,
 5.25%, 10/4/96                                     500       499,781     0.4
General Electric Capital Corp.,
 5.33%, 10/9/96                                     500       499,408     0.4
General Electric Capital Corp.,
 5.42%, 10/9/96                                     600       599,277     0.5
                                                         ------------   -----
TOTAL COMMERCIAL PAPER
 (at amortized cost)                                        4,796,716     4.1
                                                         ------------   -----
TOTAL INVESTMENTS
 (cost $113,123,957)                                     $115,715,899    99.0
OTHER ASSETS IN EXCESS OF LIABILITIES                       1,131,795     1.0
                                                         ------------   -----
NET ASSETS                                               $116,847,694   100.0%
LESS: OUTSTANDING PREFERRED STOCK                         (33,000,000)
                                                         ------------
NET ASSETS APPLICABLE TO 4,980,145 SHARES OF COMMON
 STOCK OUTSTANDING                                       $ 83,847,694
                                                         ============
NET ASSET VALUE PER COMMON SHARE
 ($83,847,694 / 4,980,145)                                     $16.84
                                                               ======
------------------------------------------------------------------------------

/1/ Non-income producing security.
/2/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $12,984,063 or 11.1% of net assets.
/3/ Security is in default.
/4/ Board valued security. These securities amounted to $1,334,682 or 1.1% of net assets.

-------------------------------------------------------------------------------

USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                           Dividend Reinvestment Plan
                           --------------------------

The Dividend Reinvestment Plan offers you an automatic way to reinvest your dividends and capital gains distributions in shares of the Fund. For an enrollment form and detailed information about the Plan, please contact Fifth Third Bank Corporate Trust Services, 38 Fountain Square Plaza MD-1090F5, Cincinnati, Ohio 45263, (800) 837-2755.

                                 -------------

This report is sent to the shareholders of USF&G Pacholder Fund, Inc. for their information. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.
--------------------------------------------------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

--------------------------------------------------------------------------------

                                     USF&G
                              PACHOLDER FUND, INC.



                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996

--------------------------------------------------------------------------------
                                     USF&G
                              PACHOLDER FUND, INC.
--------------------------------------------------------------------------------

                             DIRECTORS AND OFFICERS

 Asher O. Pacholder                              John C. Sweeney
 Chairman                                        Director

 Anthony L. Longi, Jr.                           John F. Williamson
 President                                       Director

 William J. Morgan                               George D. Woodard
 Director and Treasurer                          Director

 James P. Shanahan, Jr.                          James E. Gibson
 Director and Secretary                          Senior Vice President

 Daniel A. Grant                                 Mark H. Prenger
 Director                                        Assistant Treasurer

                              INVESTMENT OBJECTIVE
             A closed-end fund seeking a high level of total return
               through current income and capital appreciation by
      investing primarily in high yield, high risk fixed-income securities of domestic companies.

                               EXECUTIVE OFFICES
                           USF&G Pacholder Fund, Inc.
                                Bank One Towers
                              8044 Montgomery Road
                                   Suite 382
                             Cincinnati, Ohio 45236

                               INVESTMENT ADVISOR
                              Pacholder & Company

                                 ADMINISTRATOR
                    Kenwood Administrative Management, L.P.

                                   CUSTODIAN
                                Star Bank, N.A.

                                 TRANSFER AGENT
                   Fifth Third Bank Corporate Trust Services

                                 LEGAL COUNSEL
                             Piper & Marbury L.L.P.

                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP

                           ACCOUNTING SERVICES AGENT
                           Pacholder Associates, Inc.